EMPLOYEE FUTURE BENEFITS (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012
Change in plan assets
Fair value of assets at end of period		208.6	199.9
Pension Plans, Defined Benefit [Member]
Change in benefit obligation
Projected benefit obligation at beginning of period		317.2	386.5
Service cost for the period	0.2	1.0	1.1
Interest cost	3.7	13.5	14.0
Benefit payments		(29.2)	(29.0)
Settlement		0	(38.4)
Actuarial losses (gains) and other adjustments		26.9	(17.0)
Projected benefit obligation at end of period	386.5	329.4	317.2
Change in plan assets
Fair value of defined benefit plan assets at beginning of period		199.9	233.0
Actual return on plan assets		24.6	23.0
Company contributions		13.3	11.3
Settlement		0	(38.4)
Benefit payments		(29.2)	(29.0)
Fair value of assets at end of period	233.0	208.6	199.9
Other Benefit Plans [Member]
Change in benefit obligation
Projected benefit obligation at beginning of period		151.8	149.2
Service cost for the period	0.4	1.8	2.0
Interest cost	1.5	6.7	5.9
Benefit payments		(5.5)	(5.2)
Actuarial losses (gains) and other adjustments		21.5	(0.1)
Projected benefit obligation at end of period	149.2	176.3	151.8
Change in plan assets
Fair value of defined benefit plan assets at beginning of period		0	0
Actual return on plan assets		0	0
Company contributions		5.5	5.2
Benefit payments		(5.5)	(5.2)
Fair value of assets at end of period	0	0	0
Predecessor [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligation
Service cost for the period				1.0
Interest cost				12.3
Predecessor [Member] | Other Benefit Plans [Member]
Change in benefit obligation
Service cost for the period				1.0
Interest cost				5.3